WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.9%
	AUSTRIA — 1.6%
5,529	BAWAG Group A.G.	$840,525
	BELGIUM — 2.5%
4,492	UCB S.A.	1,353,369
	BERMUDA — 1.0%
7,621	Viking Holdings Ltd.*	559,991
	BRAZIL — 5.3%
61,900	Embraer S.A.	919,555
48,789	NU Holdings, Ltd. - Class A*	701,098
93,861	PRIO S.A.*	1,199,741
		2,820,394
	CANADA — 5.9%
17,948	Canadian Natural Resources Ltd.	874,606
17,133	Definity Financial Corp.	806,585
19,150	MDA Space Ltd.*	484,878
7,606	Wheaton Precious Metals Corp.	996,462
		3,162,531
	CHINA — 1.2%
41,800	Alibaba Group Holding Ltd.	655,194
	CZECH REPUBLIC — 1.6%
30,749	CSG N.V.*	829,498
	DENMARK — 3.5%
3,718	DSV A/S	897,928
32,223	Vestas Wind Systems A/S	972,198
		1,870,126
	FINLAND — 1.0%
16,855	Amer Sports, Inc.*	554,867
	FRANCE — 4.0%
3,976	Sartorius Stedim Biotech	774,343
9,956	Societe Generale S.A.	726,926
7,231	TotalEnergies S.E.	663,591
		2,164,860
	GERMANY — 7.5%
22,965	Commerzbank A.G.	837,713

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
4,102	Heidelberg Materials A.G.	$865,636
13,306	Siemens Energy A.G.	2,294,519
		3,997,868
	GREECE — 1.7%
110,059	Piraeus Bank S.A.*	904,209
	HONG KONG — 1.1%
44,500	Techtronic Industries Co., Ltd.	590,970
	IRELAND — 1.6%
8,038	Flutter Entertainment PLC*	830,876
	ISRAEL — 1.1%
3,254	Tower Semiconductor Ltd.*	571,012
	ITALY — 2.2%
41,290	Lottomatica Group Spa	1,192,194
	JAPAN — 11.2%
30,100	Ebara Corp.	852,075
21,000	Fujikura Ltd.	577,543
10,400	Kioxia Holdings Corp.*	1,358,241
37,200	Mitsubishi Heavy Industries Ltd.	1,022,132
60,685	PayPay Corp. - ADR*	1,295,018
27,553	Sumitomo Mitsui Financial Group, Inc.	905,951
		6,010,960
	LUXEMBOURG — 1.6%
12,042	Eurofins Scientific S.E.	878,657
	NETHERLANDS — 4.3%
812	Argenx S.E.*	589,276
4,012	BE Semiconductor Industries N.V.	859,310
8,291	Nebius Group N.V.*	860,274
		2,308,860
	PERU — 1.4%
2,176	Credicorp Ltd.	738,056
	POLAND — 1.0%
71,435	Allegro.eu S.A.*	512,759

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE — 2.5%
145,951	Grab Holdings Ltd. - Class A*	$534,181
9,362	Sea Ltd. - ADR*	775,267
		1,309,448
	SOUTH KOREA — 9.0%
62,809	Coupang, Inc.*	1,185,834
466	Hyosung Heavy Industries Corp.	786,874
9,701	KB Financial Group, Inc. - ADR	967,481
5,731	SK Square Co., Ltd.*	1,886,946
		4,827,135
	SWITZERLAND — 5.6%
12,313	Coca-Cola HBC A.G.*	693,596
15,818	On Holding A.G. - Class A*	538,128
10,629	Philip Morris International, Inc.	1,757,399
		2,989,123
	TAIWAN — 4.5%
6,000	Jentech Precision Industrial Co., Ltd.	754,432
28,267	Taiwan Semiconductor Manufacturing Co., Ltd.	1,634,809
		2,389,241
	UNITED KINGDOM — 12.0%
21,951	3i Group PLC	715,419
73,355	Babcock International Group PLC	1,138,833
15,114	Birkenstock Holding Plc*	541,535
22,600	British American Tobacco PLC	1,312,155
134,704	Rolls-Royce Holdings PLC	2,046,520
61,378	Verisure PLC*	637,112
		6,391,574

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 2.0%
744	KLA Corp.	$1,095,473
	TOTAL COMMON STOCKS
	(Cost $48,018,114)	52,349,770
	WARRANTS — 0.0%
	CANADA — 0.0%
345	Constellation Software, Inc. (Expires 4/01/2040)*,1	—
	TOTAL WARRANTS
	(Cost $0)	—
	SHORT-TERM INVESTMENTS — 2.4%
1,265,900	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.46%[2]	1,265,900
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,265,900)	1,265,900
	TOTAL INVESTMENTS — 100.3%
	(Cost $49,284,014)	53,615,670
	Liabilities in Excess of Other Assets — (0.3)%	(139,876)
	TOTAL NET ASSETS — 100.0%	$53,475,794

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.